LOANS AND BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2020
Schedule of borrowings

	As of
	December 31,	June 30,
	2019	2020

Short-term borrowings	397,213	734,208
Current portion of long-term borrowings	740,524	947,579
Sub-total	1,137,737	1,681,787
Long-term borrowings, excluding current portion	8,028,473	9,337,882
Total loans and borrowings	9,166,210	11,019,669

Schedule of short-term borrowings

	As of
	December 31,	June 30,
	2019	2020

Unsecured short-term borrowings	80,000	70,000
Secured short-term borrowings	317,213	664,208
	397,213	734,208

Schedule of assets to secure the short-term borrowings

	As of
	December 31, 2019	June 30, 2020

Accounts receivable (Note)	11,535	37,782

Schedule of long-term borrowings

	As of
	December 31, 2019	June 30, 2020

Unsecured long-term borrowings	42,500	127,500
Secured long-term borrowings	8,726,497	10,157,961
	8,768,997	10,285,461

Schedule of assets to secure the long-term borrowings

	As of
	December 31,	June 30,
	2019	2020

Accounts receivable (Note)	508,847	911,692
Property and equipment, net	2,493,872	3,401,995
Prepaid land use rights, net	741,032	734,566
	3,743,751	5,048,253

Note:     The Company applied accounts receivable generated from certain data center operation as collateral to secure borrowings.

Schedule of aggregate maturities of the long-term borrowings

Long-term borrowings
Twelve-months ending June 30,
2021	947,579
2022	1,995,581
2023	2,094,516
2024	2,258,340
2025	968,067
Thereafter	2,021,378
10,285,461